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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22595

FSI Low Beta Absolute Return Fund
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Simon H. Berry

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(918) 585-5858

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

Shares	Private Funds (a) - 85.2%	Value

Event Driven Strategies - 18.1%
43	Candlewood Structured Credit Harvest Fund, Ltd., Series 1	$509,923
25	Candlewood Structured Credit Harvest Fund, Ltd., Series 2	288,618
23	Candlewood Structured Credit Harvest Fund, Ltd., Series 3	272,111
14	Candlewood Structured Credit Harvest Fund, Ltd., Series 4	167,255
41	Candlewood Structured Credit Harvest Fund, Ltd., Series 5	483,095
1,250	Corre Opportunities Offshore Fund, Ltd., Series AU 2015-05	1,429,297
1,000	HBK Merger Strategies Offshore Fund Ltd., Class A, Subclass A, Series 08-16	1,010,530
3,374	Pluscios Offshore Fund, SPC, Class F, Series 2013-07 (b)	3,516,448
900	Pluscios Offshore Fund, SPC, Class F, Series 2014-06 (b)	839,083
179	Pluscios Offshore Fund, SPC, Class F, Series 2015-11 (b)	182,397
350	Pluscios Offshore Fund, SPC, Class F, Series 2016-01 (b)	361,284
500	Pluscios Offshore Fund, SPC, Class F, Series 2016-08 (b)	512,901
100	Pluscios Offshore Fund, SPC, Class F, Series 2016-11 (b)	100,113
		9,673,055
Global Macro Strategies - 4.5%
2,146	Centennial Global Macro Fund Segregated Portfolio, Series D Initial (c)	2,188,538
200	Centennial Global Macro Fund Segregated Portfolio, Series D 1116 (c)	200,662
		2,389,200
Long/Short Equity Strategies - 12.3%
800	Criterion Horizons Offshore, Ltd., Class A1-90015236-1	809,732
2,894	Eminence Fund, Ltd., Class A, Initial Series	2,364,047
619	Marcato International Ltd., Class A, Sub Class A1 Initial Series	1,057,041
270	Miura Global Fund, Ltd., Class AA Sub Class II, Initial Series	1,026,545
1,100	Tide Point Offshore Fund, Ltd., Class 1, Sub-Class A, June 2014	1,308,704
		6,566,069
Multi Strategies - 37.6%
1,051	Atlas Enhanced Fund, Ltd., Class B, Initial Series 0311	1,610,730
66,154	Lanx Offshore Partners, Ltd., Class A, Series 0114 III R8	7,250,058
2,930	Lanx Offshore Partners, Ltd., Class A, Series 1115 III R8	291,153
3,500	Lanx Offshore Partners, Ltd., Class A, Series 0116 III R8	348,638
1,303	Millenium International, Ltd., Class EE Sub Class III, Series 01A	2,543,607
32,607	Titan Masters International Fund, Ltd., Series D1-5	6,459,472
2,754	Titan Masters International Fund, Ltd., Series D11-15	261,661
3,500	Titan Masters International Fund, Ltd., Series D1-16	330,835
6,000	Titan Masters International Fund, Ltd., Series D8-16	609,647
3,000	Titan Masters International Fund, Ltd., Series D11-16	302,206
		20,008,007

See accompanying notes to financial statements.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2016 (Unaudited)

Shares	Private Funds (a) - 85.2% (Continued)	Value

Relative Value Strategies: Fixed Income Hedge and Fixed Income Arbitrage - 6.6%
7,073	Greylock Global Opportunity Fund (Offshore), Ltd., Class A, Series 1	$1,385,497
75	Napier Park European Credit Global Feeder Ltd., Class A, Series 23	827,334
50	Napier Park European Credit Global Feeder Ltd., Class A, Series 28	513,327
750	Varadero International, Ltd., Class A, Series 0516	781,346
		3,507,504
Relative Value Strategies: General - 6.1%
114	Hildene Opportunities Offshore Fund, Ltd., Series 1 August 2008	628,875
750	Hutchin Hill Capital Offshore Fund, Ltd., Progressive Class C, Series 0516	764,515
40	Kawa Off-Shore Feeder Fund, Ltd., Ordinary Shares, Lead Series	1,225,503
68	Pine River Fixed Income Fund, Ltd., Class A, Series 1	187,478
500	Pine River Fixed Income Fund, Ltd., Class A, Series 60	425,122
		3,231,493

	Total Private Funds (Cost $41,690,072)	$45,375,328

Shares	Money Market Funds - 13.9%	Value

2,281,761	BlackRock Liquidity Funds - T-Fund, Institutional Shares, 0.24% (d)	$2,281,761
5,103,443	Goldman Sachs Financial Square Government Fund - FST Shares, 0.30% (d)	5,103,443
	Total Money Market Funds (Cost $7,385,204)	$7,385,204

	Total Investments - 99.1% (Cost $49,075,276) (Note 2)	$52,760,532

	Other Assets in Excess of Liabilities - 0.9%	500,561

	Net Assets - 100.0%	$53,261,093

(a)
Private Funds include investment funds that are organized outside of the United States and are not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), (each a "Private Fund") and Private Funds that invest in other investment funds that are not registered under the 1940 Act. All are non-income producing securities.

(b)	Managed by Pluscios Management LLC, an investment sub-adviser to the Fund (a "Sub-Adviser").
(c)	Managed by Meritage Capital, LLC, a Sub-Adviser.
(d)	The rate shown is the 7-day effective yield as of November 30, 2016.

See accompanying notes to Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2016 (Unaudited)

Value (e)	Strategy	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of November 30, 2016

$9,673,055	Event Driven Strategies (f)	Quarterly	60-90	$-

2,389,200	Global Macro Strategies (g)	Monthly	35	-

6,566,069	Long/Short Equity Strategies (h)	Quarterly-	45-95	-
Semi-Annually

20,008,007	Multi Strategies (i)	Monthly-	45-90	-
Quarterly

3,507,504	Relative Value Strategies: Fixed Income	Monthly-	30-90	-
	Hedge and Fixed Income Arbitrage (j)	Quarterly

3,231,493	Relative Value Strategies: General (k)	Monthly-	45-180	-
Quarterly

(e)	Values of Private Funds have been estimated using the net asset value per share as of November 30, 2016 (Note 2).

(f)
Event Driven Strategies include strategies that invest in: (1) equity and/or fixed income securities of U.S. and/or foreign issuers based on how certain events such as mergers, consolidations, acquisitions, transfers of assets, tender offers, exchange offers, re-capitalizations, liquidations, divestitures, spin-offs and other similar transactions are expected to affect the value of such securities (Merger/Risk Arbitrage Strategy); and/or (2) equity and/or fixed income securities of financially troubled U.S. and/or foreign issuers (i.e., companies involved in bankruptcy proceedings, financial reorganizations or other similar financial restructurings) (Bankruptcy/Distressed Strategy). These strategies may utilize long and short positions and portfolios typically have a long or short bias. 6% of the value of the Private Funds employing these strategies cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 3% of the net asset value of the interests being liquidated. The remaining restriction period for these investments ranges between 8 and 11 months as of November 30, 2016. The remaining Private Funds employing these strategies can be redeemed with no restrictions as of November 30, 2016.

(g)
Global Macro Strategies include strategies that: (1) invest across a variety of securities and financial instruments of U.S. and foreign issuers based on interpretations of the global macro economy and changes therein on the valuation of such securities and financial instruments; and/or (2) trade futures contracts and options on futures contracts as either buyers or sellers of contracts representing real assets such as gold, silver, wheat, coffee, sugar, heating oil, as well as financial assets such as government bonds, equity market indices and currencies to take advantage of investment opportunities in the global equity, fixed income, currency and commodity markets (Managed Futures Strategy). Long and short positions may be utilized. 100% of the value of the Private Funds employing these strategies can be redeemed with no restrictions as of November 30, 2016.

See accompanying notes to Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2016 (Unaudited)

(h)
Long/Short Equity Strategies include strategies that purchase and sell short equity securites of U.S. and foreign issuers. Investments may focus on specific regions, sectors or types of equity securities. Long and short positions may not be invested in equal amounts and, as such, may not seek to neutralize general market risk. Portfolios typically have a long or short bias. 12% of the value of the Private Funds employing these strategies cannot be redeemed within 12 months of purchase without a payment of a redemption penalty of 4% of the net asset value of the interests being liquidated. The remaining restriction period for these investments is 2 months as of November 30, 2016. The remaining Private Funds employing these strategies can be redeemed with no restrictions as of November 30, 2016.

(i)
Multi Strategies include strategies that dynamically allocate capital among several different strategies typically employed by unregistered (private) funds (i.e. Relative Value Strategies (see (k) below), Long/Short Equity Strategies (see (h) above) and Global Macro Strategies (see (g) above)). 13% of the value of the Private Funds employing these strategies can be redeemed with no restrictions but are subject to a quarterly 25% investor level gate as of November 30, 2016. The remaining Private Funds employing these strategies can be redeemed with no restrictions as of November 30, 2016.

(j)
Relative Value Strategies: Fixed Income Hedge and Fixed Income Arbitrage include strategies that: (1) generally purchase fixed income securities of U.S. and foreign issuers including corporations, governments and financial institutions as well as mortgage-related securities that are perceived to be undervalued and sell short such fixed income securities that are perceived to be overvalued (Fixed Income Hedge Strategy); and/or (2) purchase and sell short fixed income securities issued by U.S. and/or foreign issuers such as banks, corporations, governments and financial institutions as well as mortgage-backed securities to capitalize on perceived pricing discrepancies within and across types of fixed income securities (Fixed Income Arbitrage Strategy). 38% of the value of the Private Funds employing these strategies cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 5% of the net asset value of the interests being liquidated. The remaining restriction period for these investments ranges between 5 and 11 months as of November 30, 2016. 22% of the value of the Private Funds employing these strategies cannot be redeemed within 12 months of purchase and are subject to a quarterly 25% investor level gate. The remaining restriction period for these investments is 5 months as of November 30, 2016. The remaining Private Funds employing these strategies can be redeemed with no restrictions as of November 30, 2016.

(k)
Relative Value Strategies: General include strategies that: (1) employ Fixed Income Hedge or Fixed Income Arbitrage Strategies (see (j) above); and/or (2) simultaneously purchase convertible securities of U.S. and foreign issuers and then sell short the corresponding underlying common stocks (or equivalent thereof) to capitalize on perceived pricing discrepancies between the convertible securities and the underlying common stocks (Convertible Arbitrage Strategy). 43% of the value of the Private Funds employing these strategies can be redeemed with no restrictions, but are subject to a 25% quarterly investor level gate as of November 30, 2016. The remaining Private Funds employing these strategies can be redeemed with no restrictions as of November 30, 2016.

See accompanying notes to Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF FUTURES CONTRACTS
November 30, 2016 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Notional Value of Contracts	Variation Margin Payable

2-Year U.S. Treasury Note Future	3/31/2017	65	$14,092,813	$(5,508)
5-Year U.S. Treasury Note Future	3/31/2017	90	10,605,938	(28,724)
10-Year U.S. Treasury Note Future	3/22/2017	50	6,225,781	(28,464)
U.S. Treasury Long Bond Future	3/22/2017	53	8,017,906	(50,048)
Total Futures Contracts			$38,942,438	$(112,744)

See accompanying notes to Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND
Notes to Schedule of Investments
November 30, 2016 (Unaudited)

1.  Security Valuation

FSI Low Beta Absolute Return Fund (the “Fund”) computes its net asset value as of the last business day of each month. In determining its net asset value, the Fund values its investments as of such month-end. The Board of Trustees has approved procedures pursuant to which the Fund’s Valuation Committee will value the Fund’s investments in Private Funds at fair value. As a general matter, the fair value of the Fund’s interest in a Private Fund will represent the amount that the Fund could reasonably expect to receive from a Private Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Private Fund in accordance with the Private Fund’s valuation policies and reported at the time that the Valuation Committee values the Private Fund. In the unlikely event that a Private Fund does not report a month-end value to the Fund on a timely basis, the Valuation Committee would determine the fair value of such Private Fund based on the most recent value reported by the Private Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any value reported as “estimated” or “final” values will reasonably reflect market values of securities for which market quotations are available or fair value as of the date the Valuation Committee values the Private Fund. Consistent with the Fund’s valuation procedures, futures contracts which are traded on a commodities exchange are valued at their closing settlement price on the exchange on which they are primarily traded and over-the-counter futures contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, valuations shall be determined based on the fair value of such securities as determined by the Valuation Committee in accordance with the Fund’s valuation procedures.

Accounting principles generally accepted in the United States (“GAAP”) establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets
•	Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Accounting Standards Update 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”) clarifies how investments valued using the net asset value (“NAV”) practical expedient within the fair value hierarchy should be classified. ASU 2015-07 exempts investments measured using the NAV practical expedient from categorization within the fair value hierarchy.

FSI LOW BETA ABSOLUTE RETURN FUND
Notes to Schedule of Investments (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments by security type, as of November 30, 2016:

		Fair Value Measurements at the End
		of the Reporting Period Using
	11/30/2016	Level 1	Level 2	Level 3
Investments in Securities:
Private Funds *
Event Driven Strategies	$9,673,055	$-	$-	$-
Global Macro Strategies	2,389,200	-	-	-
Long/Short Equity Strategies	6,566,069	-	-	-
Multi Strategies	20,008,007	-	-	-
Relative Value Strategies: Fixed Income
Hedge and Fixed Income Arbitrage	3,507,504	-	-	-
Relative Value Strategies: General	3,231,493	-	-	-
Money Market Funds	7,385,204	-	7,385,204	-
Total	$52,760,532	$-	$7,385,204	$-

Other Financial Instruments:
Futures Contracts	$-	$(112,744)	$-	$-

*	Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy in accordance with GAAP.

As of November 30, 2016, the Fund did not have any transfers into and out of any Level. In addition, the Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2016. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2016:

Tax cost of portfolio investments	$53,113,450
Gross unrealized appreciation	$-
Gross unrealized depreciation	(352,918)
Net unrealized depreciation	$(352,918)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to holdings classified as passive foreign investment companies (PFICs).

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FSI Low Beta Absolute Return Fund

By (Signature and Title)*		/s/ Gary W. Gould
Gary W. Gould, President

Date	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Gary W. Gould
Gary W. Gould, President

Date	January 27, 2017

By (Signature and Title)*		/s/ Michael Ciotola
Michael Ciotola, Treasurer

Date	January 27, 2017

* Print the name and title of each signing officer under his or her signature.